Loans and borrowings (Details 2) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)	Sep. 30, 2016 USD ($)
Disclosure of Borrowings [Line Items]
Borrowings	₨ 25,152		₨ 5,559
Current portion
Current portion of non-current borrowings	63	$ 1	110
Non-current portion
Non-current portion of non-current borrowings	25,089	$ 385	5,449
Finance Lease [Member]
Disclosure of Borrowings [Line Items]
Borrowings	693		707
Current portion
Current portion of non-current borrowings	63		110
Non-current portion
Non-current portion of non-current borrowings	630		597
Parent [Member]
Disclosure of Borrowings [Line Items]
Borrowings	4,880		4,852
Non-current portion
Non-current portion of non-current borrowings	4,880		4,852
Swiss Subsidiary [Member]
Disclosure of Borrowings [Line Items]
Borrowings	16,185		0	$ 350
Non-current portion
Non-current portion of non-current borrowings	16,185		0
German subsidiary [Member]
Disclosure of Borrowings [Line Items]
Borrowings	3,394		0
Non-current portion
Non-current portion of non-current borrowings	₨ 3,394		₨ 0

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))